SHP ETF Trust
NEOS S&P 500 High Income ETF
Schedule of Investments
August 31, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 98.2% (a)
Aerospace & Defense — 1.6%
Boeing Co. (The)*	16	$2,564
General Dynamics Corp.	6	1,374
Howmet Aerospace, Inc.	10	354
Huntington Ingalls Industries, Inc.	2	461
L3Harris Technologies, Inc.	6	1,369
Lockheed Martin Corp.	6	2,521
Northrop Grumman Corp.	4	1,912
Raytheon Technologies Corp.	42	3,769
Textron, Inc.	6	374
TransDigm Group, Inc.	2	1,201
		15,899
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	4	457
Expeditors International of Washington, Inc.	4	411
FedEx Corp.	6	1,265
United Parcel Service, Inc., Class B	22	4,279
		6,412
Airlines — 0.2%
Alaska Air Group, Inc.*	4	174
American Airlines Group, Inc.*	18	234
Delta Air Lines, Inc.*	18	560
Southwest Airlines Co.*	16	587
United Airlines Holdings, Inc.*	10	350
		1,905
Auto Components — 0.1%
Aptiv plc*^	8	748
BorgWarner, Inc.	6	226
		974
Automobiles — 2.4%
Ford Motor Co.	114	1,737
General Motors Co.	42	1,605
Tesla, Inc.*	72	19,844
		23,186
Banks — 3.7%
Bank of America Corp.	204	6,856
Citigroup, Inc.	56	2,733
Citizens Financial Group, Inc.	14	514
Comerica, Inc.	4	321
Fifth Third Bancorp	20	683
First Republic Bank	6	911
Huntington Bancshares, Inc.	42	563
JPMorgan Chase & Co.	84	9,553
KeyCorp	26	460
M&T Bank Corp.	6	1,091
PNC Financial Services Group, Inc. (The)	12	1,896
Regions Financial Corp.	26	563
Signature Bank	2	349
SVB Financial Group*	2	813
Truist Financial Corp.	38	1,780
US Bancorp	38	1,733
Wells Fargo & Co.	108	4,721
Zions Bancorp NA	4	220
		35,760
Beverages — 1.8%
Brown-Forman Corp., Class B	6	436
Coca-Cola Co. (The)	112	6,912
Constellation Brands, Inc., Class A	4	984
Keurig Dr. Pepper, Inc.	22	839
Molson Coors Beverage Co., Class B	6	310
Monster Beverage Corp.*	10	888
PepsiCo, Inc.	40	6,891
		17,260
Biotechnology — 2.0%
AbbVie, Inc.	50	6,723
Amgen, Inc.	16	3,845
Biogen, Inc.*	4	781
Gilead Sciences, Inc.	36	2,285
Incyte Corp.*	6	423
Moderna, Inc.*	10	1,323
Regeneron Pharmaceuticals, Inc.*	4	2,324
Vertex Pharmaceuticals, Inc.*	8	2,254
		19,958
Building Products — 0.4%
A O Smith Corp.	4	226
Allegion plc^	2	190
Carrier Global Corp.	24	939
Fortune Brands Home & Security, Inc.	4	246
Johnson Controls International plc^	20	1,083
Masco Corp.	6	305
Trane Technologies plc^	6	924
		3,913
Capital Markets — 3.0%
Ameriprise Financial, Inc.	4	1,072
Bank of New York Mellon Corp. (The)	22	914
BlackRock, Inc.	4	2,665
Cboe Global Markets, Inc.	4	472
Charles Schwab Corp. (The)	44	3,122
CME Group, Inc.	10	1,956
FactSet Research Systems, Inc.	2	867
Franklin Resources, Inc.	8	209
Goldman Sachs Group, Inc. (The)	10	3,327
Intercontinental Exchange, Inc.	16	1,614
Invesco Ltd.^	10	165
MarketAxess Holdings, Inc.	2	497
Moody’s Corp.	4	1,138
Morgan Stanley	40	3,409
MSCI, Inc.	2	898
Nasdaq, Inc.	12	714
Northern Trust Corp.	6	570
Raymond James Financial, Inc.	6	626
S&P Global, Inc.	10	3,522
State Street Corp.	10	683
T Rowe Price Group, Inc.	6	720
		29,160
Chemicals — 1.7%
Air Products and Chemicals, Inc.	6	1,515
Albemarle Corp.	4	1,072
Celanese Corp.	4	443
CF Industries Holdings, Inc.	6	621
Corteva, Inc.	20	1,228
Dow, Inc.	20	1,020
DuPont de Nemours, Inc.	14	779
Eastman Chemical Co.	4	364
Ecolab, Inc.	8	1,311
FMC Corp.	4	432
International Flavors & Fragrances, Inc.	8	884
Linde plc^	14	3,960
LyondellBasell Industries NV, Class A^	8	664
Mosaic Co. (The)	10	539
PPG Industries, Inc.	6	762
Sherwin-Williams Co. (The)	6	1,392
		16,986
Commercial Services & Supplies — 0.4%
Cintas Corp.	2	814
Copart, Inc.*	6	718
Republic Services, Inc.	6	856
Rollins, Inc.	6	203
Waste Management, Inc.	10	1,690
		4,281
Communications Equipment — 0.8%
Arista Networks, Inc.*	6	719
Cisco Systems, Inc.	120	5,367
F5, Inc.*	2	314
Juniper Networks, Inc.	10	284
Motorola Solutions, Inc.	4	974
		7,658
Construction & Engineering — 0.1%
Quanta Services, Inc.	4	565

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	2	695
Vulcan Materials Co.	4	666
		1,361
Consumer Finance — 0.5%
American Express Co.	18	2,736
Capital One Financial Corp.	12	1,270
Discover Financial Services	8	804
Synchrony Financial	14	458
		5,268
Containers & Packaging — 0.3%
Amcor plc^	44	529
Avery Dennison Corp.	2	367
Ball Corp.	10	558
International Paper Co.	10	416
Packaging Corp of America	2	274
Sealed Air Corp.	4	215
Westrock Co.	8	325
		2,684
Distributors — 0.2%
Genuine Parts Co.	4	624
LKQ Corp.	8	426
Pool Corp.	2	678
		1,728
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B*	52	14,602

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	206	3,613
Lumen Technologies, Inc.	26	259
Verizon Communications, Inc.	120	5,017
		8,889
Electric Utilities — 1.9%
Alliant Energy Corp.	8	488
American Electric Power Co, Inc.	14	1,403
Constellation Energy Corp.	10	816
Duke Energy Corp.	22	2,352
Edison International	10	678
Entergy Corp.	6	692
Every, Inc.	6	411
Eversource Energy	10	897
Exelon Corp.	28	1,229
FirstEnergy Corp.	16	633
NextEra Energy, Inc.	56	4,763
NRG Energy, Inc.	6	248
Pinnacle West Capital Corp.	4	301
PPL Corp.	22	640
Southern Co. (The)	30	2,312
Xcel Energy, Inc.	16	1,188
		19,051
Electrical Equipment — 0.5%
AMETEK, Inc.	6	721
Eaton Corp plc^	12	1,640
Emerson Electric Co.	18	1,471
Generac Holdings, Inc.*	2	441
Rockwell Automation, Inc.	4	948
		5,221
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	18	1,324
CDW Corp.	4	683
Corning, Inc.	22	755
Keysight Technologies, Inc.*	6	983
TE Connectivity Ltd.^	10	1,262
Teledyne Technologies, Inc.*	2	737
Trimble, Inc.*	8	506
Zebra Technologies Corp.*	2	603
		6,853
Energy Equipment & Services — 0.3%
Baker Hughes Co.	26	657
Halliburton Co.	26	783
Schlumberger NV^	40	1,526
		2,966
Entertainment — 1.3%
Activision Blizzard, Inc.	22	1,727
Electronic Arts, Inc.	8	1,015
Live Nation Entertainment, Inc.*	4	362
Netflix, Inc.*	12	2,683
Take-Two Interactive Software, Inc.*	4	490
Walt Disney Co. (The)*	52	5,828
Warner Bros. Discovery, Inc.*	64	847
		12,952
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	12	6,265
Kroger Co. (The)	18	863
Sysco Corp.	14	1,151
Walgreens Boots Alliance, Inc.	20	701
Walmart, Inc.	40	5,302
		14,282
Food Products — 1.1%
Archer-Daniels-Midland Co.	16	1,406
Campbell Soup Co.	6	302
Conagra Brands, Inc.	14	481
General Mills, Inc.	18	1,383
Hershey Co. (The)	4	899
Hormel Foods Corp.	8	402
J M Smucker Co. (The)	4	560
Kellogg Co.	8	582
Kraft Heinz Co. (The)	20	748
Lamb Weston Holdings, Inc.	4	318
McCormick & Co., Inc.	8	673
Mondelez International, Inc.	40	2,474
Tyson Foods, Inc., Class A	8	603
		10,831
Gas Utilities — 0.0% (c)
Atmos Energy Corp.	4	454

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	50	5,132
ABIOMED, Inc.*	2	519
Align Technology, Inc.*	2	487
Baxter International, Inc.	14	804
Becton Dickinson and Co.	8	2,019
Boston Scientific Corp.*	40	1,612
Cooper Co., Inc. (The)	2	575
DENTSPLY SIRONA, Inc.	6	197
Dexcom, Inc.*	12	987
Edwards Lifesciences Corp.*	18	1,622
Hologic, Inc.*	8	540
IDEXX Laboratories, Inc.*	2	695
Intuitive Surgical, Inc.*	10	2,057
Medtronic plc^	38	3,341
ResMed, Inc.	4	880
STERIS plc^	2	403
Stryker Corp.	10	2,052
Teleflex, Inc.	2	453
Zimmer Biomet Holdings, Inc.	6	638
		25,013
Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	4	586
Cardinal Health, Inc.	8	566
Centene Corp.*	16	1,436
Cigna Corp.	10	2,834
CVS Health Corp.	38	3,730
DaVita, Inc.*	2	170
Elegance Health, Inc.	6	2,911
HCA Healthcare, Inc.	6	1,187
Henry Schein, Inc.*	4	294
Humana, Inc.	4	1,927
Laboratory Corp. of America Holdings	2	450
McKesson Corp.	4	1,468
Molina Healthcare, Inc.*	2	675
Quest Diagnostics, Inc.	4	501
UnitedHealth Group, Inc.	26	13,503
Universal Health Services, Inc., Class B	2	196
		32,434
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.*	2	3,752
Caesars Entertainment, Inc.*	6	259
Carnival Corp.*^	28	265
Darden Restaurants, Inc.	4	495
Domino’s Pizza, Inc.	2	744
Expedia Group, Inc.*	4	411
Hilton Worldwide Holdings, Inc.	8	1,019
Las Vegas Sands Corp.*	10	376
Marriott International, Inc., Class A	8	1,230
McDonald’s Corp.	22	5,550
MGM Resorts International	10	326
Norwegian Cruise Line Holdings Ltd.*^	12	157
Penn Entertainment, Inc.*	4	125
Royal Caribbean Cruises Ltd.*^	6	245
Starbucks Corp.	32	2,690
Wynn Resorts Ltd.*	4	242
Yum! Brands, Inc.	8	890
		18,776
Household Durables — 0.3%
DR Horton, Inc.	10	711
Garmin Ltd.^	4	354
Lennar Corp., Class A	8	620
Mohawk Industries, Inc.*	2	221
Newell Brands, Inc.	10	178
PulteGroup, Inc.	6	244
Whirlpool Corp.	2	313
		2,641
Household Products — 1.4%
Church & Dwight Co, Inc.	6	502
Clorox Co. (The)	4	578
Colgate-Palmolive Co.	24	1,877
Kimberly-Clark Corp.	10	1,275
Procter & Gamble Co. (The)	68	9,380
		13,612
Independent Power and Renewable Electricity Producers — 0.0% (c)
AES Corp. (The)	20	509

Industrial Conglomerates — 0.8%
3M Co.	16	1,990
General Electric Co.	32	2,350
Honeywell International, Inc.	20	3,787
		8,127
Insurance — 2.1%
Aflac, Inc.	16	951
Allstate Corp. (The)	8	964
American International Group, Inc.	22	1,138
Aon plc, Class A^	6	1,676
Arthur J Gallagher & Co.	6	1,089
Assurant, Inc.	2	317
Brown & Brown, Inc.	6	378
Chubb Ltd.^	12	2,269
Cincinnati Financial Corp.	4	388
Everest Re Group Ltd.^	2	538
Globe Life, Inc.	2	194
Hartford Financial Services Group, Inc. (The)	10	643
Lincoln National Corp.	4	184
Loews Corp.	6	332
Marsh & McLennan Cos., Inc.	14	2,259
MetLife, Inc.	20	1,287
Principal Financial Group, Inc.	6	449
Progressive Corp. (The)	16	1,962
Prudential Financial, Inc.	10	958
Travelers Co., Inc. (The)	6	970
W R Berkley Corp.	6	389
Willis Towers Watson plc^	4	827
		20,162
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A*	172	18,614
Alphabet, Inc., Class C*	158	17,246
Match Group, Inc.*	8	452
Meta Platforms, Inc. Class A*	66	10,753
Twitter, Inc.*	22	853
		47,918
Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.*	250	31,693
eBay, Inc.	16	706
Etsy, Inc.*	4	422
		32,821
IT Services — 4.3%
Accenture plc, Class A^	18	5,192
Akamai Technologies, Inc.*	4	361
Automatic Data Processing, Inc.	12	2,933
Broadridge Financial Solutions, Inc.	4	685
Cognizant Technology Solutions Corp., Class A	14	884
DXC Technology Co.*	8	198
EPAM Systems, Inc.*	2	853
Fidelity National Information Services, Inc.	18	1,645
Fiserv, Inc.*	16	1,619
Fleet or Technologies, Inc.*	2	425
Gartner, Inc.*	2	571
Global Payments, Inc.	8	994
International Business Machines Corp.	26	3,340
Jack Henry & Associates, Inc.	2	384
Mastercard, Inc., Class A	24	7,785
Paychex, Inc.	10	1,233
PayPal Holdings, Inc.*	34	3,177
VeriSign, Inc.*	2	365
Visa, Inc., Class A	48	9,538
		42,182
Leisure Products — 0.0% (c)
Hasbro, Inc.	4	315

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	8	1,026
Bio-Techne Corp.	2	664
Charles River Laboratories International, Inc.*	2	411
Danaher Corp.	18	4,858
Illumina, Inc.*	4	807
IQVIA Holdings, Inc.*	6	1,276
PerkinElmer, Inc.	4	540
Thermos Fisher Scientific, Inc.	12	6,544
Waters Corp.*	2	597
West Pharmaceutical Services, Inc.	2	593
		17,316
Machinery — 1.6%
Caterpillar, Inc.	16	2,955
Cummins, Inc.	4	862
Deere & Co.	8	2,922
Dover Corp.	4	500
Fortive Corp.	10	633
IDEX Corp.	2	402
Illinois Tool Works, Inc.	8	1,559
Ingersoll Rand, Inc.	12	568
Nordson Corp.	2	454
Otis Worldwide Corp.	12	867
PACCAR, Inc.	10	875
Parker-Hannifin Corp.	4	1,060
Pentair plc^	4	178
Snap-on, Inc.	2	436
Stanley Black & Decker, Inc.	4	352
Westinghouse Air Brake Technologies Corp.	6	526
Xylem, Inc.	6	547
		15,696
Media — 0.8%
Charter Communications, Inc., Class A*	4	1,651
Comcast Corp., Class A	128	4,632
DISH Network Corp., Class A*	8	139
Fox Corp., Class A	8	273
Fox Corp., Class B	4	127
Interpublic Group of Co., Inc. (The)	12	332
News Corp., Class A	12	203
News Corp., Class B	4	69
Omnicom Group, Inc.	6	401
Paramount Global, Class B	18	421
		8,248
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	42	1,243
Newmont Corp.	22	910
Nucor Corp.	8	1,064
		3,217
Multiline Retail — 0.5%
Dollar General Corp.	6	1,424
Dollar Tree, Inc.*	6	814
Target Corp.	14	2,245
		4,483
Multi-Utilities — 1.0%
Ameren Corp.	8	741
CenterPoint Energy, Inc.	18	568
CMS Energy Corp.	8	540
Consolidated Edison, Inc.	10	978
Dominion Energy, Inc.	24	1,963
DTE Energy Co.	6	782
NiSource, Inc.	12	354
Public Service Enterprise Group, Inc.	14	901
Sempra Energy	10	1,650
WEC Energy Group, Inc.	10	1,031
		9,508
Oil, Gas & Consumable Fuels — 4.2%
APA Corp.	10	391
Chevron Corp.	56	8,851
ConocoPhillips	38	4,159
Coterra Energy, Inc.	24	742
Devon Energy Corp.	18	1,271
Diamondback Energy, Inc.	4	533
EOG Resources, Inc.	16	1,941
Exxon Mobil Corp.	120	11,471
Hess Corp.	8	966
Kinder Morgan, Inc.	56	1,026
Marathon Oil Corp.	20	512
Marathon Petroleum Corp.	16	1,612
Occidental Petroleum Corp.	26	1,846
ONEOK, Inc.	12	735
Phillips 66	14	1,253
Pioneer Natural Resources Co.	6	1,519
Valero Energy Corp.	12	1,405
Williams Co., Inc. (The)	34	1,157
		41,390
Personal Products — 0.2%
Estee Lauder Co., Inc., Class A (The)	6	1,526

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	62	4,179
Catalent, Inc.*	6	528
Eli Lilly & Co.	22	6,627
Johnson & Johnson	76	12,262
Merck & Company, Inc.	72	6,146
Organon & Co.	8	228
Pfizer, Inc.	160	7,237
Vitara’s, Inc.	34	325
Zoetis, Inc.	14	2,191
		39,723
Professional Services — 0.3%
Equifax, Inc.	4	755
Jacobs Solutions, Inc.	4	498
Leidos Holdings, Inc.	4	380
Nielsen Holdings plc^	10	278
Robert Half International, Inc.	4	308
Verisk Analytics, Inc.	4	749
		2,968
Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	4	614
American Tower Corp.	14	3,557
AvalonBay Communities, Inc.	4	804
Boston Properties, Inc.	4	318
Camden Property Trust	4	514
Crown Castle, Inc.	12	2,050
Digital Realty Trust, Inc.	8	989
Duke Realty Corp.	12	706
Equinix, Inc.	2	1,315
Equity Residential	10	732
Essex Property Trust, Inc.	2	530
Extra Space Storage, Inc.	4	795
Federal Realty Investment Trust	2	203
Healthpeak Properties, Inc.	16	420
Host Hotels & Resorts, Inc.	20	355
Iron Mountain, Inc.	8	421
Kimco Realty Corp.	18	379
Mid-America Apartment Communities, Inc.	4	663
Prologis, Inc.	22	2,739
Public Storage	4	1,323
Realty Income Corp.	18	1,229
Regency Centers Corp.	4	243
SBA Communications Corp.	4	1,301
Simon Property Group, Inc.	10	1,020
UDR, Inc.	8	359
Ventas, Inc.	12	574
VICI Properties, Inc.	28	924
Vornado Realty Trust	4	105
Welltower, Inc.	14	1,073
Weyerhaeuser Co.	22	751
		27,006

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	10	790

Road & Rail — 0.9%
CSX Corp.	62	1,962
JB Hunt Transport Services, Inc.	2	348
Norfolk Southern Corp.	6	1,459
Old Dominion Freight Line, Inc.	2	543
Union Pacific Corp.	18	4,041
		8,353
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.*	46	3,904
Analog Devices, Inc.	14	2,121
Applied Materials, Inc.	26	2,446
Broadcom, Inc.	12	5,989
Enphase Energy, Inc.*	4	1,146
Intel Corp.	118	3,767
KLA Corp.	4	1,376
Lam Research Corp.	4	1,752
Microchip Technology, Inc.	16	1,044
Micron Technology, Inc.	32	1,809
Monolithic Power Systems, Inc.	2	906
NVIDIA Corp.	72	10,868
NXP Semiconductors NV^	8	1,317
ON Semiconductor Corp.*	12	825
Qorvo, Inc.*	4	359
QUALCOMM, Inc.	32	4,233
Skyworks Solutions, Inc.	4	394
SolarEdge Technologies, Inc.*	2	552
Teradyne, Inc.	4	339
Texas Instruments, Inc.	26	4,295
		49,442
Software — 8.7%
Adobe, Inc.*	14	5,228
ANSYS, Inc.*	2	497
Autodesk, Inc.*	6	1,210
Cadence Design Systems, Inc.*	8	1,390
Ceridian HCM Holding, Inc.*	4	239
Citrix Systems, Inc.	4	411
Fortinet, Inc.*	20	974
Intuit, Inc.	8	3,454
Microsoft Corp.	214	55,955
NortonLifeLock, Inc.	16	361
Oracle Corp.	46	3,411
Paycom Software, Inc.*	2	702
PTC, Inc.*	4	460
Roper Technologies, Inc.	4	1,610
Salesforce, Inc.*	28	4,371
ServiceNow, Inc.*	6	2,608
Synopsys, Inc.*	4	1,384
Tyler Technologies, Inc.*	2	743
		85,008
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	2	337
Bath & Body Works, Inc.	6	224
Best Buy Co., Inc.	6	424
CarMax, Inc.*	4	354
Home Depot, Inc. (The)	30	8,652
Lowe’s Cos., Inc.	18	3,494
O’Reilly Automotive, Inc.*	2	1,394
Ross Stores, Inc.	10	863
TJX Co., Inc. (The)	34	2,120
Tractor Supply Co.	4	741
Ultra Beauty, Inc.*	2	840
		19,443
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	440	69,177
Hewlett Packard Enterprise Co.	38	517
HP, Inc.	30	861
NetApp, Inc.	6	433
Seagate Technology Holdings plc^	6	401
Western Digital Corp.*	8	338
		71,727
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	36	3,832
PVH Corp.	2	112
Ralph Lauren Corp.	2	183
Tapestry, Inc.	8	278
VF Corp.	10	415
		4,820
Tobacco — 0.7%
Altria Group, Inc.	52	2,346
Philip Morris International, Inc.	44	4,202
		6,548
Trading Companies & Distributors — 0.3%
Fastenal Co.	16	805
United Rentals, Inc.*	2	584
WW Grainger, Inc.	2	1,110
		2,499
Water Utilities — 0.1%
American Water Works Co., Inc.	6	891

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	16	2,303

TOTAL COMMON STOCKS
(Cost $976,728)		958,474

MONEY MARKET FUND — 1.7%
First American Treasury Obligations Fund, Class X, 2.140% (b)	16,672	16,672
TOTAL MONEY MARKET FUND
(Cost $16,672)		16,672

TOTAL INVESTMENTS — 99.9%
(Cost $993,400)		975,146
OTHER ASSETS LESS LIABILITIES — 0.1%		593
NET ASSETS — 100.0%		$975,739

*	Non-income producing security.
^	Foreign security.
(a)
All or a portion of these securities has been segregated as collateral for written option contracts. As of 8/31/2022, the aggregate fair market value of those securities was $958,474, representing 98.2% of net assets.

(b)	7-day net yield.
(c)	Represents less than 0.05%.

SHP ETF Trust
NEOS S&P 500 High Income ETF
Schedule of Written Options
August 31, 2022 (Unaudited)

WRITTEN OPTIONS	Contracts (d)	Exercise Price	Exercise Date	Premium Received	Notional Amount	Value
WRITTEN CALL OPTIONS
CBOE S&P 500 Index	(1)	$4,075.00	October 2022	$(8,309)	$(395,500)	$(8,310)
CBOE S&P 500 Index	(1)	4,150.00	October 2022	(5,319)	(395,500)	(4,963)
TOTAL WRITTEN OPTIONS				$(13,628)	$(791,000)	$(13,273)

(d) Each contract equals 100 shares.

SHP ETF Trust
NEOS S&P 500 High Income ETF
Notes to Quarterly Schedule of Investments
August 31, 2022 (Unaudited)

Investment Valuation
The Fund discloses the fair market value of their investments in a hierarchy that distinguishes between:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of August 31, 2022 for the Fund based upon the three levels defined above:

NEOS S&P 500 High Income ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$958,474	$-	$-	$958,474
Money Market Fund	16,672	-	-	16,672
Total Investments	$975,146	$-	$-	$975,146
Other Financial Instruments
Liabilities
Written Calls Options	$(13,273)	$-	$-	$(13,273)
Total Investments	$(13,273)	$-	$-	$(13,273)

* See Schedule of Investments for segregation by industry type.